Property and equipment, net	12 Months Ended
Dec. 31, 2021
Property and equipment, net
Property and equipment, net
6.	Property and equipment, net

	As of December 31,
	2020	2021
	RMB	RMB
Cost:
Buildings	11,381,720	13,489,590
Furniture, fixtures and equipment	3,155,216	3,345,081
Leasehold improvements	1,296,018	1,370,964
Motor vehicles	33,420	31,998
Software	128,211	150,824
Construction in progress	1,823,883	1,056,887
Sub-total	17,818,468	19,445,344
Less: Accumulated depreciation	(3,766,044)	(4,589,518)
Less: Accumulated impairment	(467,965)	(479,114)

Property and equipment, net	13,584,459	14,376,712

During the year ended December 31, 2019, due to declining utilization on two of the Group’s transit warehouses, the Group has decided to rent out these warehouses to third parties. Due to this change, the Group has identified an impairment indicator for its transit warehouses due to their declining utilization rate. Together with write-down of two other unusable warehouses that were under construction, the Group recognized an impairment loss of RMB420.8 million relating to buildings and construction in progress.
During the year ended December 31, 2020, the Group reclassified warehouse at carrying amount of RMB299,319 and land use rights at carrying amount of RMB109,429 in one of its subsidiaries, Qingdao Vipshop Logistics Co., Ltd. to assets held for sale, as the management assessed that it is highly probable that they will be recovered primarily through sale rather than through continuing use and determined the disposition did not represent a strategic shift that will have a major effect on the entity’s operation and financial results, therefore was not reported as discontinued
operation. The disposal of Qingdao Vipshop Logistic Co., Ltd. contributed to the gain on disposal of subsidiaries of RMB158.1 million during the year ended December 31, 2021.
During the year ended December 31, 2021, the Group has identified an impairment indicator for its transit warehouses due to their declining utilization rate and recognized an impairment loss of RMB35,364 relating to buildings.